EARNINGS PER SHARE (Narrative) (Details) kr in Millions	1 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018 NOK (kr)	Oct. 31, 2016 shares	Jun. 30, 2018 $ / shares shares	Jun. 30, 2017 $ / shares	Dec. 31, 2017 $ / shares	Apr. 23, 2018 shares	Feb. 01, 2018 shares	Oct. 05, 2016	Jan. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic earnings per share | $ / shares			$ 0.39	$ 0.56	$ 1.06
Diluted earnings per share | $ / shares			$ 0.39	$ 0.54	$ 1.03
Shares issued and loaned to affiliate		8,000,000
Shares issuable under a share lending arrangement						7,000,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate			5.75%					5.75%
Senior Unsecured Convertible Bonds due 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate						4.875%
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Interest rate									3.25%
Debt paid in cash | kr	kr 63.2
Shares issued on conversion of convertible debt							651,365
Senior Unsecured Convertible Bonds due 2023 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Issued shares excluded from weighted average common shares outstanding						3,765,842
Shares issued on conversion of convertible debt			54.0658			52.8157